Convertible Promissory Notes - Additional Information (Detail)					1 Months Ended		2 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 06, 2017 USD ($)	Feb. 17, 2017 USD ($)	Nov. 18, 2016 USD ($)	Dec. 04, 2015 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Jun. 06, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2017 $ / shares	Apr. 02, 2016 USD ($)
Convertible Promissory Notes Issued	$ 35,000	$ 100,000	$ 197,500	$ 500,000	$ 20,000	$ 275,000	$ 55,000	$ 155,000		$ 500,000	$ 197,500
Total convertible promissory note								$ 2,000,000						$ 1,000,000
Note issue date											Dec. 04, 2015
Note maturity date											Dec. 04, 2017
Note annual interest rate									8.00%		8.00%
Preferred stock issued ,aggregate											$ 10,000,000
Discount on convertible promissory note converted in qualified and non-qualified financings											25.00%
Conversion percentage					120.00%
Secured convertible notes outstanding balalce						500,000				500,000	$ 697,500	$ 500,000
Accured and unpaid interest						$ 2,959				$ 2,959	$ 45,057	$ 2,959
Percentage of additional shares to be issued in case of conversion to preferred stock						40.00%
Additional percent above unpaid and accrued interest					20.00%
Minimum [Member]
Conversion percentage												50.00%
Percentage of additional shares to be issued in case of conversion to preferred stock									15.00%
Ratio of convertible note holders entitled upon conversion								2
Maximum [Member]
Percentage of additional shares to be issued in case of conversion to preferred stock									25.00%
Ratio of convertible note holders entitled upon conversion								5
Second Closing [Member]
Discount on convertible promissory note converted in qualified and non-qualified financings						40.00%				40.00%		40.00%
Initial Closing [Member]
Discount on convertible promissory note converted in qualified and non-qualified financings						40.00%				40.00%		40.00%
Private Dare [Member]
Convertible Notes issued, per share | $ / shares													$ 0.18727